Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013
Statement of Financial Position [Abstract]
Common Stock, Par Value Per Share	$ 0.001
Common Stock, Shares Authorized	7,500,000
Common Stock, Shares, Issued	7,500,000
Common Stock, Shares, Outstanding	7,500,000